Supplement Dated to Your Prospectus

Hartford Global Equity HLS Fund — Name Change

Effective March 1, 2010, the Hartford Global Equity HLS Fund will be renamed to the Hartford Global Research HLS Fund.

This supplement should be retained with the Prospectus for future reference.

HV-7977